UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08025

                            GLOBAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

      11 Hanover Square, 12th Floor
             New York, NY                                        10005
  (Address of principal executive offices)                     (Zip Code)

                          Thomas B. Winmill, President
                            Global Income Fund, Inc.
                         11 Hanover Square, 12th Floor
                               New York, NY 10005
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-344-6310

DATE OF FISCAL YEAR END: 12/31

DATE OF REPORTING PERIOD: 9/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

                            GLOBAL INCOME FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (UNAUDITED)

PRINCIPAL AMOUNT (a)            DEBT SECURITIES (76.87%)                                                        VALUE
----------------------------------------------------------------------------------------------------------------------
                   AUSTRALIA (7.14%)
1,000,000          National Australia Bank, 8.60% Subordinated Notes, due 05/19/10 (c)                     $ 1,047,390
  300,000          Principal Financial Group, 144A, 8.20% Senior Notes, due 08/15/09 (b)                       304,307
  500,000   AUD    Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15                                          353,595
  500,000   AUD    Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12                                         384,986
                                                                                                           -----------
                                                                                                             2,090,278

                   AUSTRIA (4.95%)
1,000,000   EUR    Republic of Austria, 5.25% Euro Medium Term Notes, due 01/04/11                           1,448,067

                   CANADA (11.77%)
1,300,000   AUD    Government of Quebec, 6.00% Senior Unsubordinated Notes, due 02/18/09                     1,021,328
1,000,000   CAD    HSBC Financial Corp. Ltd., 4.00% Medium Term Notes, due 5/03/10                             932,731
  500,000   CAD    Molson Coors Cap, 5.00% Guaranteed Notes, due 9/22/15                                       450,010
1,350,000   AUD    Province of Ontario, 5.50% Euro Medium Term Notes, due 07/13/12 9 (c)                     1,038,909
                                                                                                           -----------
                                                                                                             3,442,978

                   CYPRUS (2.35%)
  500,000   EUR    Republic of Cyprus, 4.375% Euro Medium Term Notes,  due 07/15/14                            688,167

                   FRANCE (9.55%)
1,000,000   EUR    Elf Aquitaine, 4.50% Senior Unsubordinated Notes, due  03/23/09                           1,400,749
1,000,000   EUR    Societe Nationale des Chemins de Fer Francais, 4.625% Euro Medium Term Notes,
                   due 10/25/09                                                                              1,393,406
                                                                                                           -----------
                                                                                                             2,794,155

                   GERMANY (3.00%)
  500,000   GBP    RWE Finance B.V., 4.625% Notes, due 08/17/10                                                878,650

                   HUNGARY (2.37%)
  500,000   EUR    Republic of Hungary, 4.00% Bonds, due 09/27/10                                              693,043

                   MEXICO (3.35%)
1,000,000          United Mexican States, 5.625% Notes, due 01/15/17 (c)                                       979,000

                   NETHERLANDS (16.61%)
  500,000   EUR    Heineken N.V., 4.375% Notes, due 02/04/10                                                   692,079
1,000,000   EUR    ING Bank N.V., 5.50% Euro Medim Term Notes, due 01/04/12                                  1,405,117
1,000,000   EUR    Nederlandse Waterschapsbank, 4.00% Notes, due 02/11/09                                    1,398,772
1,000,000   EUR    Rabobank Nederland, 3.125% Senior Notes, due 7/19/10                                      1,366,160
                                                                                                           -----------
                                                                                                             4,862,128

                   SOUTH KOREA (1.58%)
  500,000          Korea Development Bank, 5.75% Notes, due 09/10/13                                           461,495

                   SWEDEN (4.80%)
1,000,000   EUR    Kingdom of Sweden, 5.00% Eurobonds, due 01/28/09                                          1,404,909

                   UNITED KINGDOM (8.21%)
1,000,000          National Westminster Bank, 7.375% Subordinated Notes, due 10/01/09 (c)                    1,010,820
1,000,000   EUR    Tesco PLC, 4.75% Euro Medium Term Notes, due 04/13/10 (c)                                 1,393,114
                                                                                                           -----------
                                                                                                             2,403,934

                   UNITED STATES (1.19%)
  420,184          CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 01/15/17                              348,924
                                                                                                           -----------
                   Total debt securities (cost: $21,712,785)                                                22,495,728

   SHARES          CLOSED END FUNDS (20.10%)
                   UNITED STATES (20.10%)
   20,000          40/86 Strategic Income Fund, Inc.                                                           140,000
  104,900          BlackRock Income Trust                                                                      576,950
   33,000          BlackRock Strategic Bond Trust                                                              301,290
   74,678          Dreman/Claymore Dividend & Income Fund                                                      389,072
   46,300          DWS Dreman Value Income Edge Fund                                                           384,290
   20,000          DWS Multi-Market Income Trust Fund                                                          133,400
   32,881          Evergreen Multi-Sector Income Fund                                                          406,080
   54,000          Gabelli Dividend & Income Trust Fund                                                        744,120
  150,000          Hyperion Brookfield Strategic Mortgage Income Fund, Inc.                                    708,000
   96,900          Hyperion Strategic Mortgage Income Fund, Inc.                                               630,819
  101,550          John Hancock Patriot Premium Dividend Fund II                                               703,742
   27,136          Tortoise North American Energy Corp.                                                        449,101
   24,585          Western Asset Emerging Markets Debt Fund Inc.                                               314,934
                                                                                                           -----------
                   Total closed end funds (cost: $8,770,143)                                                 5,881,798

                   COMMON STOCKS (3.26%)
                   DEEP SEA FOREIGN TRANSPORTATION OF FREIGHT (3.26%)
                   MARSHALL ISLAND (3.26%)
   25,500          Diana Shipping Inc.                                                                         502,095
   60,000          Navios Maritime Partners L.P.                                                               453,000
                                                                                                           -----------
                   Total common stocks (cost: $1,202,985)                                                      955,095

                   PREFERRED STOCKS (1.55%)
                   UNITED STATES (1.55%)
    4,000          BAC Capital Trust II, 7.00%                                                                  78,800
   25,000          Corporate-Backed Trust Certificates, 8.20% (Motorola)                                       373,500
                                                                                                           -----------
                   Total preferred stocks (cost:  $725,000)                                                    452,300

                   UNIT INVESTMENT TRUST (0.45%)
                   CANADA (0.45%)
   43,100          PRT Forest Regeneration Income Fund (cost: $350,474)                                        132,015
                                                                                                           -----------
                   Total investments (cost: $32,761,387) (102.23%)                                          29,916,936

                   Liabilities in excess of other assets (-2.23%)                                            (651,624)
                                                                                                           -----------
                   Net assets (100.00%)                                                                   $ 29,265,312
                                                                                                           ===========

     (a) The principal amount is stated in U.S. dollars unless otherwise indicated.

     (b) This security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended or otherwise restricted. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, this securities is considered liquid. Restricted security held by the Fund is as follows:

                                                                ACQUISITION    ACQUISITION    PRINCIPAL             PERCENT OF
         SECURITY                                                  DATE           COST         AMOUNT     VALUE     NET ASSETS
         ---------------------------------------------------------------------------------------------------------------------------
         Principal Financial Group, 144A, 8.20% Senior Notes,    09/16/03      $ 358,530     $ 300,000  $ 304,307      1.0%
         due 08/15/09

     (c)  Fully or partially pledged as collateral on bank credit facility.

     Currency Abbreviations
     ----------------------
     AUD - Australian Dollar
     CAD - Canadian Dollar
     EUR - Eurodollar
     GBP - British Pound

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION

Securities traded on a U.S. national securities exchange ("USNSE"), are valued at the last reported sale price on the day the valuations are made. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. ET unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities that are not traded on a particular day and securities traded in foreign and over-the-counter markets that are not also traded on a USNSE or Nasdaq are valued at the mean between the last bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes in to consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for the securities existed and these differences could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

         Level 1 - quoted prices in active markets for identical investments.

         Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's securities:

                                                              INVESTMENT IN
VALUATION INPUTS                                                SECURITIES
--------------------------------------------------------------------------------

Level 1                                                             $ 29,916,936
Level 2                                                                        -
Level 3                                                                        -
                                                              ------------------
Total                                                               $ 29,916,936
                                                              ==================

COST FOR FEDERAL INCOME TAX PURPOSES
The cost of investments for federal income tax purposes is $32,761,387 and net unrealized depreciation is $2,844,451 comprised of aggregate gross unrealized appreciation and depreciation of $1,093,245 and $3,937,696, respectively.

AFFILIATED ISSUER
The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Midas Management Corporation and Investor Service Center, Inc. act as the investment manager and distributor, respectively, of Midas Dollar Reserves, Inc. and are affiliates of the Fund's Investment Manager, CEF Advisers, Inc. Transactions with affiliates for the nine months ended September 30, 2008 were as follows:

                                NUMBER OF SHARES HELD
                  ---------------------------------------------------------------
NAME OF           DECEMBER 31,                        GROSS        SEPTEMBER      VALUE SEPTEMBER    DIVIDEND      REALIZED
ISSUER               2007         GROSS ADDITIONS   REDUCTIONS     30, 2008          30, 2008         INCOME     GAINS/(LOSSES)
-------------------------------------------------------------------------------------------------------------------------------
Midas Dollar
Reserves, Inc.     71,367           7,108,073        7,179,440         -               $-            $4,718           $-

ITEM 2. CONTROLS AND PROCEDURES


     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By: /s/ Thomas B. Winmill
-------------------------
Thomas B. Winmill, President

Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
-------------------------
Thomas B. Winmill, President

Date: October 24, 2008

By: /s/ Thomas O'Malley
-----------------------
Thomas O'Malley, Chief Financial Officer

Date: October 24, 2008

                                 EXHIBIT INDEX

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)